DIVIDEND	12 Months Ended
Dec. 31, 2022
Dividend
DIVIDEND

10.	DIVIDEND

No dividend was paid or declared by the Company for the years ended December 31, 2020, 2021 and 2022. The Company’s subsidiary, Shenzhen Qianhai, declared a dividend amounting to CNY5,048 on June 22, 2021 to its prior shareholder, Shenzhen Qianhai Feishang Industrial Investment Co., Ltd. (“Qianhai Industrial”) and made the payment of the dividend on July 31, 2022 (Note 26 (b) (iv)).